Intangible Assets, Net (Other than Goodwill) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Intangible Assets, Net (Other than Goodwill) [Abstract]
Schedule of Intangible Assets	The following is a summary of activity related to intangible assets for the six months ended June 30, 2023 (unaudited):
	Acquired and
	Developed
	Software	Patents	Total

Useful Lives	5 Years	10 Years

Carrying Value at December 31, 2022	$435,595	$130,664	$566,259
Amortization	(143,812)	(8,224)	(152,036)
Carrying Value at June 30, 2023	$291,783	$122,440	$414,223
	Acquired and
	Developed
	Software	Patents	Total
Cost	$4,476,271	164,614	$4,640,885
Accumulated amortization	(4,184,488)	(42,174)	(4,226,662)
Carrying Value at June 30, 2023	$291,783	$122,440	$414,223

The following is a summary of activity related to intangible assets for the years ended December 31, 2022 and 2021:
	Acquired and
	Developed	Intellectual
	Software	Property	Patents	Total

Useful Lives	5 Years	10 Years	10 Years

Carrying Value at December 31, 2020	$3,171,394	$416,471	$128,308	$3,716,173
Additions	-	-	26,705	26,705
Impairment of assets	-	(335,101)	-	(335,101)
Amortization	(932,512)	(81,370)	(14,443)	(1,028,325)
Carrying Value at December 31, 2021	2,238,882	-	140,570	2,379,452
Additions	-	-	6,311	6,311
Impairment of assets	(1,107,867)	-	-	(1,107,867)
Amortization	(695,420)	-	(16,217)	(711,637)
Carrying Value at December 31, 2022	$435,595	$-	$130,664	$566,259

	Acquired and
	Developed	Intellectual
	Software	Property	Patents	Total
Cost	$4,476,271	$-	$164,614	$4,640,885
Accumulated amortization	(4,040,676)	-	(33,950)	(4,074,626)
Carrying Value at December 31, 2022	$435,595	$-	$130,664	$566,259
	Acquired
	and
	Developed	Intellectual
	Software	Property	Patents	Total
Cost	$4,476,271	$-	$158,303	$4,634,574
Accumulated amortization	(2,237,389)	-	(17,733)	(2,255,122)
Carrying Value at December 31, 2021	$2,238,882	$-	$140,570	$2,379,452

Schedule of Future Expected Amortization of Intangible Assets	Future expected amortization of intangible assets is as follows:
2023 (Remainder of the Year)	$111,044
2024	168,094
2025	63,791
2026	16,456
2027	6,456
Thereafter	48,382
$414,223
The following is the future amortization of intangible assets for the year ended December 31:
2023	$253,080
2024	168,094
2025	63,791
2026	16,456
2027	16,456
Thereafter	48,382
$566,259